OTHER EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of other expenses, net
Other expenses, net are as follows:

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Other income	21,818	10,958	12,446
Other expenses	34,261	29,856	33,994
Total other expenses, net	12,443	18,898	21,548